Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest and Debt Expense [Abstract]
Interest expense	$ 22,427	$ 14,841
Interest capitalized	(1,795)	(5,863)
Swap effect	24,384	22,694
Amortization and write off of financing costs	3,025	611
Commitment fees	161	1,691
Bank charges and other	160	134
Total	$ 48,362	$ 34,108